Contingencies and commitments - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 06, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures		$ 7,500,000
Contractual capital commitments		1,000,000	$ 1,100,000
Borrowings		11,071,000	12,168,000
Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Borrowings		$ 3,900,000	4,300,000
Proportion of ownership interest in joint venture (%)		66.00%
Erdenes Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (%)		34.00%
Minera Escondida Ltda
Disclosure of contingent liabilities [line items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share		$ 225,000	$ 225,000
Proportion of ownership interest in joint venture (%)		30.00%	30.00%
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc
Disclosure of contingent liabilities [line items]
Contractual payments		$ 10,500
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		7,500,000	$ 7,500,000
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Bonds | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		4,400,000	4,400,000
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Debt securities | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		$ 1,000,000	$ 1,100,000
Contingent liabilities related to joint ventures | Rio Tinto Coal Mozambique (RTCM)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements	$ 750